Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Restricted Net Assets
Restricted Net Assets

31        Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. According to the information provided by the Company’s subsidiaries and as a result of the impact of Covid-19 pandemic, the worldwide economic situation and the decrease in airport operations, together with the refinancing of debts for liquidity, strict conditions for the obtainment of waivers and government measures for employment protection have restricted the Company’s subsidiaries ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances as of December 31, 2020.

Even though the Company currently does not require any dividends, loans or advances from its subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development or merely to declare and pay dividends or distributions to the Company’s shareholders.

The Company performed a test on the restricted net assets of its consolidated subsidiaries (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose its condensed financial information for the parent Company only. See Note 33.